Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 - Income Taxes

At December 31, 2018 and 2017, the Company had net deferred tax assets of $52,348,036 and $49,251,408, respectively, primarily consisting of NOL carryforwards, research and experimental (“R&E”) credits, and differences between depreciation and amortization recorded for financial statement and tax purposes. The Company’s net deferred tax assets at December 31, 2018 and 2017 have been offset by a valuation allowance of $52,348,036 and $49,251,408, respectively. The valuation allowance has been recorded due to the uncertainty of realization of the deferred tax assets. The Company’s deferred tax assets and liabilities as of December 31, 2018 and 2017 are as follows:

	December 31,
	2018	2017
Deferred tax assets:
NOL carryforward	$49,480,731	$46,326,407
R&E credit carryforward	2,559,479	2,559,479
Share-based compensation	329,796	345,088
Inventory reserve	19,068	45,338
Depreciation	—	71,756
Interest expense	51,152	—
Accruals and other	284,662	247,093
Total deferred tax assets	52,724,888	49,595,161
Valuation allowance	(52,348,036)	(49,251,408)
Deferred tax liabilities:
Intangible assets	(256,011)	(343,753)
Depreciation	(120,841)	—
Net	$—	$—

The difference between the Company’s expected income tax provision (benefit) from applying federal statutory tax rates to the pre-tax loss and actual income tax provision (benefit) relates to the effect of the following:

	2018	2017
Federal income tax benefit at statutory rates	21.0%	34.0%
Permanent adjustment	(1.4)%	—
Provision to return adjustment	(0.2)%	—
State income tax benefit, net of Federal benefit	(6.4)%	6.8%
Tax reform impact	—	(134.5)%
Change in valuation allowance	(13.0)%	93.0%
Change in state tax rates and other	—	0.7%
	0.0%	0.0%

The Company has federal NOL carryforwards of $178,163,456 and $165,981,195 at December 31, 2018 and 2017, respectively. The NOL carryforwards incurred prior to 2018 begin to expire in 2022. Under the Tax Cuts and Jobs Act (the Tax Act), the amount of post 2017 NOLs that we are permitted to deduct in any taxable year is limited to 80% of our taxable income in such year, where taxable income is determined without regard to the NOL deduction itself. In addition, the Tax Act generally eliminates the ability to carry back any NOL to prior taxable years, while allowing post 2017 unused NOLs to be carried forward indefinitely. Utilization of the NOL carryforward may be subject to an annual limitation as provided by Section 382 of the Internal Revenue Code. There can be no assurance that the NOL carryforward will ever be fully utilized. To date, the Company has not performed a formal study to determine if any of its remaining NOL and credit attributes might be further limited due to the ownership change rules of Section 382 or Section 383 of the Internal Revenue Code of 1986, as amended. The Company will continue to monitor this matter going forward. There can be no assurance that the NOL carryforwards will ever be fully utilized.

In December 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act"), most of the provisions of which took effect starting in 2018.  The Tax Act made broad and complex changes to the U.S. tax code, including, but not limited to: (i) reducing the U.S. federal corporate tax rate from 35 percent to 21 percent; (ii) eliminating the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized; (iii) creating a new limitation on deductible interest expense; and (iv) changing rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017; and (v) changing the U.S. federal taxation of earnings of foreign subsidiaries. The U.S. change in federal taxation for foreign subsidiary earnings included a one-time toll charge on deemed repatriated earnings of foreign subsidiaries as of December 31, 2017.  As a result of the accumulated losses in the Company’s foreign subsidiary, the Company had no toll tax liability for the tax year ended December 31, 2017.  For 2018, the Company considered in its estimated annual effective tax rate additional provisions of Tax Reform including changes to the deduction for interest expense pursuant to IRC Section 163(j) interest limitation.

As a result, the most significant impact on the Company’s consolidated financial statements was the reduction of approximately $14.6 million of the deferred tax assets related to net operating losses and other deferred tax assets. Such reduction is offset by a change in the Company’s valuation allowance. Additionally, the Company has foreign subsidiaries. At December 31, 2017 and November 2, 2017, the cumulative earnings and profits of these entities were negative. Accordingly, the Company was not liable for the transition tax on foreign earnings enacted under the Tax Act.